VESSELS UNDER CAPITAL LEASE, NET (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2016	Jun. 30, 2016
Front Vanguard [Member] | Ship Finance International Limited [Member]
Capital Leased Assets [Line Items]
Related party, Lease termination payments (paid)/received	$ 0.4
Impairment of assets under capital lease	$ 7.3
Maximum [Member] | Special Purpose Entities [Member]
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Term		12 years 6 months
Minimum [Member] | Special Purpose Entities [Member]
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Term		8 years